18 Trade receivables (Details) - ARS ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Current trade receivables		$ 14,151	$ 16,961
Sales of electricity - billed [member]
Summary of trade receivables [line items]
Current trade receivables		12,304	10,501
Framework agreement [member]
Summary of trade receivables [line items]
Current trade receivables	[1]	9	12
Receivables in litigation [member]
Summary of trade receivables [line items]
Current trade receivables		300	293
Allowance for the impairment of trade receivables [member]
Summary of trade receivables [line items]
Current trade receivables		(4,605)	(2,105)
Subtotal [member]
Summary of trade receivables [line items]
Current trade receivables		8,008	8,701
Sales of electricity - unbilled [member]
Summary of trade receivables [line items]
Current trade receivables		5,812	7,884
PBA & CABA government credit [member]
Summary of trade receivables [line items]
Current trade receivables		329	342
Fee payable for the expansion of the transportation and others [member]
Summary of trade receivables [line items]
Current trade receivables		$ 2	$ 34

[1]	As of December 31, 2020, the Province of Buenos Aires and the Federal Government have a debt with the Company for the consumption of electricity by low-income areas and shantytowns. The indicated amount does not include interest and no revenue for this concept has been recognized by the Company. See Note 2.f).